Pensions	12 Months Ended
Dec. 31, 2019
Pensions [Abstract]
Pensions
Note 13 – Pensions

The Company is required to have an occupational pension scheme in accordance with Norwegian law on required occupational pensions (“lov om obligatorisk tjenestepensjon”) for the employees in DHT Management AS.  The company’s pension scheme satisfies the requirements of this law and comprises a closed defined benefit scheme.  At the end of the year, there were 12 participants in the benefit plan.

Defined benefit pension

The Company established a defined benefit plan for qualifying employees in 2010.  Under the plan, the employees, from age 67, are entitled to 70% of their base salary at retirement date.  Parts of the pension are covered by payments from the National Insurance Scheme in Norway.  The defined benefit plan is insured through an insurance company.

Calculation of this year’s pension costs:

(Dollars in thousands)
Calculation of this year’s pension costs:	2019	2018	2017
Current service cost	406	403	329
Financial costs	14	10	6
Pension costs for the year	420	413	335

The amounts recognized in the statement of financial position at the reporting date are as follows:

	2019	2018	2017
Present value of the defined benefit obligation	2,494	1,971	1,481
Fair value of plan assets	1,788	1,614	1,266
Net pension obligation	707	357	215
Remeasurement loss/(gain)	(287)	182	211
Net balance sheet recorded pension liability December 31	420	539	425

Change in gross pension obligation:
Gross obligation January 1	2,090	1,708	1,111
Current service cost	401	398	325
Interest charge on pension liabilities	54	42	31
Past service cost - curtailment/plan amendment	-	-	-
Settlement (gain)	-	-	-
Social security expenses	(31)	(57)	(44)
Remeasurements loss/(gain)	(1,055)	119	227
Exchange rate differences	(21)	(119)	58
Gross pension obligation December 31	1,439	2,090	1,708

Change in gross pension assets:
Fair value plan asset January 1	1,551	1,282	886
Interest income	36	27	20
Settlement	-	-	-
Employer contribution	216	404	313
Remeasurements (loss)/gain	(768)	(63)	16
Exchange rate differences	(16)	(99)	47
Fair value plan assets December 31	1,019	1,551	1,282

The Company expects to contribute $228 thousand to its defined benefit pension plan in 2020.

Assumptions	2019	2018	2017
Discount rate	2.30%	2.60%	2.40%
Yield on pension assets	2.30%	2.60%	2.40%
Wage growth	2.25%	2.75%	2.50%
G regulation*	2.00%	2.50%	2.25%
Pension adjustment	0.50%	0.80%	0.50%
Average remaining service period	19	18	18

*Increase of social security base amount (“G”) as per Norwegian regulations.